Equity (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Company's Corporate Structure
As of December 31, 2020, the Company’s shareholding structure is as follows:

Percentage of individual interest in outstanding capital	Number of shareholders	Total percentage of interest
Up to 1.00	1,728	13.27%
From 1.01 to 5.00	14	27.98%
From 5.01 to 10.00	2	13.38%
Over 10	3	45.37%

	1,747	100.00%